UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.4%

	Shares	Value
CONSUMER DISCRETIONARY — 17.4%
Bassett Furniture Industries	41,797	$1,554,848
Callaway Golf	95,510	1,215,842
Century Communities *	33,487	867,313
Culp	24,240	727,200
Del Frisco’s Restaurant Group *	48,300	685,860
Fiesta Restaurant Group *	15,940	267,792
Flexsteel Industries	19,613	1,097,936
Fogo De Chao *	52,530	711,781
Hooker Furniture	12,870	543,114
Johnson Outdoors, Cl A	26,740	1,350,905
M/I Homes *	16,040	416,078
MarineMax *	42,730	638,814
Nautilus *	35,207	619,643
Overstock.com *	76,464	1,223,424
Universal Electronics *	10,710	733,100
US Auto Parts Network *	143,100	373,491

		13,027,141

CONSUMER STAPLES — 2.8%
Landec *	85,730	1,054,479
Omega Protein	41,030	656,480
S&W Seed *	99,880	349,580

		2,060,539

ENERGY — 4.5%
Abraxas Petroleum *	215,540	383,661
Era Group *	64,497	564,994
Mammoth Energy Services *	23,240	340,931
Natural Gas Services Group *	19,629	489,743
Renewable Energy Group *	36,116	451,450
REX American Resources *	6,000	599,880
Smart Sand *	78,790	518,438

		3,349,097

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — 23.2%
Citizens Community Bancorp	29,500	$411,525
Enterprise Financial Services	20,698	818,606
Equity Bancshares, Cl A *	16,610	574,208
First Busey	51,210	1,497,380
First Financial Northwest	37,910	622,103
First Internet Bancorp	24,750	815,512
Guaranty Bancshares	9,570	291,024
Heritage Financial	51,500	1,400,800
Home Bancorp	13,740	556,745
HomeTrust Bancshares *	45,030	1,087,475
Independent Bank	35,680	756,416
Mercantile Bank	11,400	362,748
Meridian Bancorp	35,763	631,217
MidSouth Bancorp	23,570	265,162
OceanFirst Financial	18,080	489,606
Old Second Bancorp	158,689	1,880,465
PCSB Financial *	74,840	1,297,726
Preferred Bank	7,178	403,045
Randolph Bancorp *	52,780	793,283
Riverview Bancorp	52,600	399,234
SI Financial Group	75,300	1,163,385
TriCo Bancshares	16,730	617,337
Waterstone Financial	10,900	205,465

		17,340,467

HEALTH CARE — 13.3%
Addus Homecare *	16,456	558,681
Anika Therapeutics *	23,060	1,179,749
Atrion	1,883	1,190,433
CryoLife *	18,800	352,500
Exactech *	27,400	798,710
HealthStream *	32,981	779,011
LeMaitre Vascular	35,485	1,279,944
Luminex	41,385	845,496
Merit Medical Systems *	34,154	1,400,314
Omnicell *	11,950	592,720
U.S. Physical Therapy	14,722	928,958

		9,906,516

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — 16.5%
Allied Motion Technologies	45,024	$1,332,260
CRA International	16,814	652,551
Goldfield *	106,430	542,793
GP Strategies *	36,553	1,047,244
Graham	50,003	1,000,560
Hill International *	219,126	1,106,586
Houston Wire & Cable	98,234	564,846
Hurco	6,270	206,596
Huttig Building Products *	54,800	390,724
Insteel Industries	30,970	815,130
LB Foster, Cl A	21,000	369,600
LSI Industries	102,720	859,767
Lydall *	14,912	738,144
Miller Industries	35,437	924,906
MYR Group *	33,618	1,069,389
Sterling Construction *	23,940	305,953
Willdan Group *	11,330	380,801

		12,307,850

INFORMATION TECHNOLOGY — 15.7%
Autobytel *	45,684	502,981
Bel Fuse, Cl B	17,392	439,148
Bsquare *	46,500	265,050
CalAmp *	48,829	932,634
Clearfield *	52,366	602,209
ePlus *	15,588	1,261,069
Hackett Group	49,371	810,672
Immersion *	89,915	767,874
Information Services Group *	191,108	770,165
KVH Industries *	37,924	413,371
Mesa Laboratories	7,540	1,089,756
Mitek Systems *	65,250	619,875
PDF Solutions *	42,931	689,043
Planet Payment *	163,878	530,965
PRGX Global *	44,620	278,875
USA Technologies *	92,694	514,452
Vishay Precision Group *	33,370	583,975
Zix *	124,295	662,492

		11,734,606

MATERIALS — 2.7%
UFP Technologies *	55,470	1,600,310
Universal Stainless & Alloy *	22,730	431,870

		2,032,180

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — 2.3%
Community Healthcare Trust (A)	49,420	$1,253,785
Condor Hospitality Trust (A)	45,960	489,474

		1,743,259

TOTAL COMMON STOCK

(Cost $65,564,562)		73,501,655

SHORT-TERM INVESTMENT — 1.9%

SEI Daily Income Trust Government Fund, Cl F, 0.79% (B)
(Cost $1,404,013)	1,404,013	1,404,013

TOTAL INVESTMENTS — 100.3%

(Cost $66,968,575)†		$74,905,668

Percentages are based on Net Assets of $74,661,052.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $66,968,575, and the unrealized appreciation and depreciation were $11,747,852 and $(3,810,759), respectively.
*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of July 31, 2017.

Cl — Class

As of July 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended July 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended July 31, 2017, there were no level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THB-QH-001-1100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017